                                                  OPPENHEIMER STRATEGIC BOND FUND/VA
                                               OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
                                                 OPPENHEIMER GLOBAL SECURITIES FUND/VA
                                               OPPENHEIMER CAPITAL APPRECIATION FUND/VA
                                                 OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
                                                       OPPENHEIMER BOND FUND/VA
                                                    OPPENHEIMER HIGH INCOME FUND/VA
                                            OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
                                                       OPPENHEIMER MONEY FUND/VA
                                                OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
                                            A Series of Oppenheimer Variable Account Funds
                                                Supplement dated October 8, 2002 to the
                                        Statement of Additional Information dated May 15, 2002

         The Statement of Additional Information is changed as follows:

1.       The section caption "Additional Information About the Fund - The Custodian" on page 58 is revised by replacing the first sentence of the paragraph with the following :
     "J.P. Morgan Chase Bank is the custodian of the Fund's assets."

2.       The section captioned "Custodian Bank" on the back cover is replaced with the following:

                  J.P. Morgan Chase Bank
                  4 Chase MetroTech Center
                  Brooklyn, NY 11245

October 8, 2002                                                        PX0600.010